Intangible Assets, Net - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Computer software	¥ 10,654	$ 1,545	¥ 10,450
Accumulated amortization	(8,668)	(1,257)	(5,300)
Intangible assets net (excluding goodwill)	¥ 1,986	$ 288	¥ 5,150